Matthews Asia Growth FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 90.1%
	Shares	Value
South Korea: 24.9%
Samsung Electronics Co., Ltd.	134,069	$15,841,729
Samsung Electro-Mechanics Co., Ltd.	28,940	8,376,619
SK Hynix, Inc.	12,708	7,284,027
Hanwha Aerospace Co., Ltd.	7,000	6,030,168
HD Hyundai Electric Co., Ltd.	5,584	3,196,842
HD Hyundai Heavy Industries Co., Ltd.	8,921	2,886,885
Samsung C&T Corp.	13,877	2,457,000
Mirae Asset Securities Co., Ltd.	50,065	2,143,525
Kia Corp.	19,805	1,975,423
Hyundai Rotem Co., Ltd.	15,792	1,837,192
Total South Korea		52,029,410

China/Hong Kong: 24.7%
Tencent Holdings, Ltd.	116,400	7,341,625
Alibaba Group Holding, Ltd.	437,500	6,857,589
Contemporary Amperex Technology Co., Ltd. A Shares	113,500	6,735,384
NAURA Technology Group Co., Ltd. A Shares	64,905	4,281,100
Sieyuan Electric Co., Ltd. A Shares	113,600	3,369,861
Yum China Holdings, Inc.	62,841	3,065,384
Advanced Micro-Fabrication Equipment, Inc. China A Shares	67,488	3,059,380
Sungrow Power Supply Co., Ltd. A Shares	107,100	2,389,247
Innovent Biologics, Inc.[b,c,d]	209,500	2,304,410
Montage Technology Co., Ltd. H Shares[c]	103,700	2,036,652
WuXi XDC Cayman, Inc.[c]	265,500	2,013,833
Minimax Group, Inc.[c]	16,920	2,005,706
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	137,843	1,973,241
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	131,800	1,863,229
Wuxi NCE Power Co., Ltd. A Shares	213,100	1,147,409
Hygon Information Technology Co., Ltd. A Shares	35,086	1,099,090
Total China/Hong Kong		51,543,140

Taiwan: 21.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	266,000	15,383,984
Delta Electronics, Inc.	171,000	7,710,453
Unimicron Technology Corp.[e]	310,000	4,267,033
Hon Precision, Inc.	24,000	2,655,509
eMemory Technology, Inc.	28,000	2,384,089
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,414	2,167,611
Accton Technology Corp.	40,000	1,973,487
MediaTek, Inc.	39,000	1,870,642
LandMark Optoelectronics Corp.	33,000	1,732,491
WIN Semiconductors Corp.[e]	129,000	1,404,131
ASPEED Technology, Inc.	4,000	1,378,779
Kaori Heat Treatment Co., Ltd.	47,000	1,315,947
Browave Corp.[e]	49,000	1,195,680
Total Taiwan		45,439,836

	Shares	Value

Japan: 14.5%
Hitachi, Ltd.	172,800	$5,069,173
Mitsubishi Electric Corp.	145,000	4,742,529
Tokyo Electron, Ltd.	16,100	4,000,060
Shin-Etsu Chemical Co., Ltd.	94,600	3,852,000
Sony Group Corp.	175,200	3,651,648
Panasonic Holdings Corp.	165,500	2,775,660
Kawasaki Heavy Industries, Ltd.	114,000	2,144,014
Sumitomo Electric Industries, Ltd.	36,100	2,051,205
Fujitsu, Ltd.	98,900	2,022,571
Total Japan		30,308,860

India: 3.1%
Reliance Industries, Ltd.	141,566	2,035,940
Delhivery, Ltd.[c]	400,860	1,775,749
Bharti Airtel, Ltd.	90,150	1,713,156
Bajaj Finance, Ltd.	114,361	978,551
Total India		6,503,396

Australia: 1.2%
Rio Tinto, Ltd.	22,667	2,575,279
Total Australia		2,575,279

Total Investments: 90.1%		188,399,921
(Cost $159,057,550)
CASH AND OTHER ASSETS, LESS LIABILITIES: 9.9%		20,734,053
Net Assets: 100.0%		$209,133,974

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $2,304,410, which is 1.10% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $6,866,844 and 3.28% of net assets.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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